Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated March 21, 2022, to the Wilmington Funds Prospectus dated
August 31, 2021, as revised November 17, 2021 (the “Prospectus”)
Effective March 21, 2022, the information in the Prospectus with respect to the Wilmington Municipal Bond Fund will be amended, supplemented or replaced as follows:
The following amends and replaces the first paragraph under the heading, “Principal Investment Strategies of the Fund” on pages 29‑30 of the Prospectus, and the “Principal Risks of Investing in the Fund” on pages 30‑31:
Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of the value of its net assets in municipal securities that provide interest exempt from federal income tax. However, the income on these securities may be subject to the federal alternative minimum tax (“AMT”). The Fund may invest up to 20% of its assets in other types of fixed income securities that provide income that is subject to federal income tax. Additionally, the Fund may invest in exchange-traded funds (“ETFs”). The Fund generally invests in securities rated in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Corporation (“S&P”) or if unrated, determined by the investment advisor to be of comparable quality, but also may invest up to 10% of the Fund’s total assets in lower-rated debt securities (“junk bonds”). The Fund seeks to maintain a weighted average maturity of three to ten years. However, the Fund has no maturity restrictions on individual issues, and the weighted average maturity of the Fund’s portfolio will vary depending on market conditions.
The Fund may invest more than 25% of its assets in securities relating to one political subdivision, such as any state or U.S. territory. The Fund may focus its investments in sectors of the municipal securities market, such as healthcare or housing. There are no limitations on the Fund’s investment in any one of the three general categories of municipal obligations: general obligation bonds, special revenue bonds and private activity bonds.
In selecting securities, the Fund’s investment advisor focuses on credit analysis, the relative values of different sectors of the market, geographic diversity and securities with different and potentially advantageous structures. The investment advisor seeks to construct a portfolio with substantially the same interest rate exposure as the Fund’s benchmark, and does not select securities based on forecasts of interest rates.
Principal Risks of Investing in the Fund
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:
•
Alternative Minimum Tax Risk. Although the interest received from municipal securities generally is exempt from federal income tax, the Fund may invest a portion of its total assets in municipal securities subject to the federal alternative minimum tax.

Accordingly, investment in the Fund could cause noncorporate shareholders to be subject to (or result in an increased liability under) the federal alternative minimum tax.
•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
•
Changing Fixed Income Market Conditions Risk. The current historically low interest rate environment was created in part by the Federal Reserve Board (“FRB”) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will change given changes in FRB monetary policy actions, as well as, the monetary policy responses of other central banks around the world. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

•
Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•
Exchange-Traded Funds (“ETFs”) Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

•
Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. For instance, a rise in interest rate causes a fall in the value of a fixed income securities. In addition, this risk increases with the length of the maturity of the fixed income security. Accordingly, the yield earned by a Fund will vary with changes in interest rates. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer the Fund’s duration, the more sensitive the Fund will be to changes in interest rates.

•	Liquidity Risk. The risk that certain securities may be difficult or impossible for a Fund to sell or dispose of at the price at which the Fund has valued the security.
•
Market Risk. There is a risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

•
Municipal Securities Risk. The Fund will likely be impacted by events tied to the overall municipal securities markets. Those markets can be volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the economy. Further, a fund that invests in the securities of a particular bond market sector (e.g., healthcare, housing or one political subdivision) is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not make such sector investments. It is possible that economic, business or political developments or other changes affecting one security in the sector will affect other securities in that sector in the same manner, thereby increasing the risk of such investments.

•
Non‑Investment Grade Securities (Junk Bonds) Risk. High-yield bonds, which are rated below investment grade and are typically referred to as junk bonds, are generally more exposed to credit risk than investment grade securities. These securities are generally higher-yielding and higher-risk than investment grade, fixed income securities and are issued by entities whose ability to pay interest and principal on the debt in a timely manner is considered questionable.

•
Prepayment Risk. The risk that certain municipal securities may be paid off and proceeds delivered to a Fund earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.

•
Tax Risk. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable, which could result in a decline in the security’s, and therefore the Fund’s, value.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Wilmington Municipal Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated March 21, 2022, to the Wilmington Funds Prospectus dated
August 31, 2021, as revised November 17, 2021 (the “Prospectus”)
Effective March 21, 2022, the information in the Prospectus with respect to the Wilmington Municipal Bond Fund will be amended, supplemented or replaced as follows:
The following amends and replaces the first paragraph under the heading, “Principal Investment Strategies of the Fund” on pages 29‑30 of the Prospectus, and the “Principal Risks of Investing in the Fund” on pages 30‑31:
Principal Investment Strategies of the Fund
Under normal circumstances, the Fund invests at least 80% of the value of its net assets in municipal securities that provide interest exempt from federal income tax. However, the income on these securities may be subject to the federal alternative minimum tax (“AMT”). The Fund may invest up to 20% of its assets in other types of fixed income securities that provide income that is subject to federal income tax. Additionally, the Fund may invest in exchange-traded funds (“ETFs”). The Fund generally invests in securities rated in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Corporation (“S&P”) or if unrated, determined by the investment advisor to be of comparable quality, but also may invest up to 10% of the Fund’s total assets in lower-rated debt securities (“junk bonds”). The Fund seeks to maintain a weighted average maturity of three to ten years. However, the Fund has no maturity restrictions on individual issues, and the weighted average maturity of the Fund’s portfolio will vary depending on market conditions.
The Fund may invest more than 25% of its assets in securities relating to one political subdivision, such as any state or U.S. territory. The Fund may focus its investments in sectors of the municipal securities market, such as healthcare or housing. There are no limitations on the Fund’s investment in any one of the three general categories of municipal obligations: general obligation bonds, special revenue bonds and private activity bonds.
In selecting securities, the Fund’s investment advisor focuses on credit analysis, the relative values of different sectors of the market, geographic diversity and securities with different and potentially advantageous structures. The investment advisor seeks to construct a portfolio with substantially the same interest rate exposure as the Fund’s benchmark, and does not select securities based on forecasts of interest rates.
Principal Risks of Investing in the Fund
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:
•
Alternative Minimum Tax Risk. Although the interest received from municipal securities generally is exempt from federal income tax, the Fund may invest a portion of its total assets in municipal securities subject to the federal alternative minimum tax.

Accordingly, investment in the Fund could cause noncorporate shareholders to be subject to (or result in an increased liability under) the federal alternative minimum tax.
•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
•
Changing Fixed Income Market Conditions Risk. The current historically low interest rate environment was created in part by the Federal Reserve Board (“FRB”) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will change given changes in FRB monetary policy actions, as well as, the monetary policy responses of other central banks around the world. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

•
Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•
Exchange-Traded Funds (“ETFs”) Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

•
Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. For instance, a rise in interest rate causes a fall in the value of a fixed income securities. In addition, this risk increases with the length of the maturity of the fixed income security. Accordingly, the yield earned by a Fund will vary with changes in interest rates. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer the Fund’s duration, the more sensitive the Fund will be to changes in interest rates.

•	Liquidity Risk. The risk that certain securities may be difficult or impossible for a Fund to sell or dispose of at the price at which the Fund has valued the security.
•
Market Risk. There is a risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

•
Municipal Securities Risk. The Fund will likely be impacted by events tied to the overall municipal securities markets. Those markets can be volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the economy. Further, a fund that invests in the securities of a particular bond market sector (e.g., healthcare, housing or one political subdivision) is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not make such sector investments. It is possible that economic, business or political developments or other changes affecting one security in the sector will affect other securities in that sector in the same manner, thereby increasing the risk of such investments.

•
Non‑Investment Grade Securities (Junk Bonds) Risk. High-yield bonds, which are rated below investment grade and are typically referred to as junk bonds, are generally more exposed to credit risk than investment grade securities. These securities are generally higher-yielding and higher-risk than investment grade, fixed income securities and are issued by entities whose ability to pay interest and principal on the debt in a timely manner is considered questionable.

•
Prepayment Risk. The risk that certain municipal securities may be paid off and proceeds delivered to a Fund earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.

•
Tax Risk. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable, which could result in a decline in the security’s, and therefore the Fund’s, value.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal circumstances, the Fund invests at least 80% of the value of its net assets in municipal securities that provide interest exempt from federal income tax. However, the income on these securities may be subject to the federal alternative minimum tax (“AMT”). The Fund may invest up to 20% of its assets in other types of fixed income securities that provide income that is subject to federal income tax. Additionally, the Fund may invest in exchange-traded funds (“ETFs”). The Fund generally invests in securities rated in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Corporation (“S&P”) or if unrated, determined by the investment advisor to be of comparable quality, but also may invest up to 10% of the Fund’s total assets in lower-rated debt securities (“junk bonds”). The Fund seeks to maintain a weighted average maturity of three to ten years. However, the Fund has no maturity restrictions on individual issues, and the weighted average maturity of the Fund’s portfolio will vary depending on market conditions.
The Fund may invest more than 25% of its assets in securities relating to one political subdivision, such as any state or U.S. territory. The Fund may focus its investments in sectors of the municipal securities market, such as healthcare or housing. There are no limitations on the Fund’s investment in any one of the three general categories of municipal obligations: general obligation bonds, special revenue bonds and private activity bonds.
In selecting securities, the Fund’s investment advisor focuses on credit analysis, the relative values of different sectors of the market, geographic diversity and securities with different and potentially advantageous structures. The investment advisor seeks to construct a portfolio with substantially the same interest rate exposure as the Fund’s benchmark, and does not select securities based on forecasts of interest rates.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund. The primary factors that may reduce the Fund’s returns include:
•
Alternative Minimum Tax Risk. Although the interest received from municipal securities generally is exempt from federal income tax, the Fund may invest a portion of its total assets in municipal securities subject to the federal alternative minimum tax.

Accordingly, investment in the Fund could cause noncorporate shareholders to be subject to (or result in an increased liability under) the federal alternative minimum tax.
•	Call Risk. Issuers of securities may redeem the securities prior to maturity at a price below their current market value.
•
Changing Fixed Income Market Conditions Risk. The current historically low interest rate environment was created in part by the Federal Reserve Board (“FRB”) and certain foreign central banks keeping the federal funds and equivalent foreign rates at or near zero. There is a risk that interest rates will change given changes in FRB monetary policy actions, as well as, the monetary policy responses of other central banks around the world. In addition, decreases in fixed income dealer market-making capacity may also potentially lead to heightened volatility and reduced liquidity in the fixed income markets. As a result, the value of the Fund’s investments and share price may decline. Changes in central bank policies could also result in higher than normal shareholder redemptions, which could potentially increase portfolio turnover and the Fund’s transaction costs.

•
Credit Risk. There is a possibility that issuers of securities in which the Fund invests may default in the payment of interest or principal on the securities when due, which would cause the Fund to lose money.

•
Exchange-Traded Funds (“ETFs”) Risk. An investment in an ETF generally presents the same primary risks as an investment in a conventional fund (i.e., one that is not exchange-traded) that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate up or down, and a Fund could lose money investing in an ETF if the prices of the securities owned by the ETF go down. In addition, ETFs may be subject to the following risks that do not apply to conventional funds: (i) the market price of an ETF’s shares may trade above or below their net asset value; (ii) an active trading market for an ETF’s shares may not develop or be maintained; or (iii) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

•
Interest Rate Risk. The risk posed by the fact that prices of fixed income securities rise and fall inversely in response to interest rate changes. For instance, a rise in interest rate causes a fall in the value of a fixed income securities. In addition, this risk increases with the length of the maturity of the fixed income security. Accordingly, the yield earned by a Fund will vary with changes in interest rates. Also, when interest rates fall, the price of mortgage-backed securities may not rise to as great an extent as that of other fixed income securities. Duration is a measure of the expected life of a debt security that is used to determine the sensitivity of the security’s price to changes in interest rates. Generally, the longer the Fund’s duration, the more sensitive the Fund will be to changes in interest rates.

•	Liquidity Risk. The risk that certain securities may be difficult or impossible for a Fund to sell or dispose of at the price at which the Fund has valued the security.
•
Market Risk. There is a risk that the value of the Fund’s investments may increase or decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

•
Municipal Securities Risk. The Fund will likely be impacted by events tied to the overall municipal securities markets. Those markets can be volatile and significantly affected by unfavorable legislative or political developments and adverse changes in the financial conditions of municipal securities issuers and the economy. Further, a fund that invests in the securities of a particular bond market sector (e.g., healthcare, housing or one political subdivision) is subject to the risk that adverse circumstances will have a greater impact on the fund than a fund that does not make such sector investments. It is possible that economic, business or political developments or other changes affecting one security in the sector will affect other securities in that sector in the same manner, thereby increasing the risk of such investments.

•
Non‑Investment Grade Securities (Junk Bonds) Risk. High-yield bonds, which are rated below investment grade and are typically referred to as junk bonds, are generally more exposed to credit risk than investment grade securities. These securities are generally higher-yielding and higher-risk than investment grade, fixed income securities and are issued by entities whose ability to pay interest and principal on the debt in a timely manner is considered questionable.

•
Prepayment Risk. The risk that certain municipal securities may be paid off and proceeds delivered to a Fund earlier than anticipated. Prepayment risk is more prevalent during periods of falling interest rates.

•
Tax Risk. Failure of a municipal security to meet certain legal requirements may cause the interest received and distributed by the Fund to shareholders to be taxable, which could result in a decline in the security’s, and therefore the Fund’s, value.

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.